Valuation and Qualifying Accounts	12 Months Ended
Nov. 27, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

LEVI STRAUSS & CO. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts	Balance at Beginning of Period	Additions Charged to Expenses	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2016	$11,025	$2,195	$1,246	$11,974

November 29, 2015	$12,704	$1,875	$3,554	$11,025

November 30, 2014	$18,264	$662	$6,222	$12,704

Sales Returns	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2016	$34,021	$195,718	$193,282	$36,457

November 29, 2015	$32,191	$152,471	$150,641	$34,021

November 30, 2014	$32,675	$138,577	$139,061	$32,191

Sales Discounts and Incentives	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 27, 2016	$86,274	$325,843	$306,640	$105,477

November 29, 2015	$98,416	$306,497	$318,639	$86,274

November 30, 2014	$110,572	$322,164	$334,320	$98,416

Valuation Allowance Against Deferred Tax Assets	Balance at Beginning of Period	Charges/ (Releases) to Tax Expense	(Additions) / Deductions	Balance at End of Period
	(Dollars in thousands)
November 27, 2016	$75,753	$(2,514)	$5,027	$68,212

November 29, 2015	$89,814	$—	$14,061	$75,753

November 30, 2014	$96,026	$—	$6,212	$89,814

(1)	The charges to the accounts are for the purposes for which the allowances were created.